Revenue (Details) - Schedule of Revenue by Geographical Markets - EUR (€)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Revenue by Geographical Markets [Line Items]
Total revenue by geographical markets	€ 7,211,916	€ 14,334,042
Spain [Member]
Schedule of Revenue by Geographical Markets [Line Items]
Total revenue by geographical markets	5,847,800	12,760,655
Europe [Member]
Schedule of Revenue by Geographical Markets [Line Items]
Total revenue by geographical markets	1,083,065	1,369,875
Rest of the world [Member]
Schedule of Revenue by Geographical Markets [Line Items]
Total revenue by geographical markets	€ 281,051	€ 203,512